Shareholder Report, Line Graph (Details) 195561_Twin Oak Endure ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Jun. 02, 2025	Aug. 31, 2026
Twin Oak Endure ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Twin Oak Endure ETF NAV
Accumulated Value	$ 10,742	$ 10,000	$ 12,320
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR Index
Accumulated Value	10,916	10,000	$ 13,141
Cboe S&P 500 95-110 Collar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 95-110 Collar Index
Accumulated Value	$ 10,725	$ 10,000	$ 12,134